Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Income before income taxes	$ 244,842	$ 223,618	$ 202,378
Adjustments for:
Depreciation, depletion and amortization	108,716	99,941	91,079
Gain on sale of investment	(2,552)	0	0
Finance cost	28,333	27,643	23,194
Finance income	(5,772)	(1,468)	(950)
Foreign exchange loss/(gain), net	45,101	(20,846)	11,981
Derivative financial instrument (gain)/loss, net	(41,841)	22,441	(10,967)
Increase (decrease) in working capital	(27,059)	(43,516)	(42,326)
Other	1,135	8,166	5,853
Cash generated from operations before income taxes	350,903	315,979	280,242
Income taxes, net	(55,489)	(67,942)	(53,117)
Net cash provided by operating activities	295,414	248,037	227,125
Cash flows from investing activities
Investments in property, plant and equipment	(160,545)	(135,421)	(117,144)
Investments in intangible assets	(3,837)	(1,591)	(1,600)
Interest received	5,772	1,468	950
Proceeds from the sale of assets, net of disposition costs	1,066	(259)	141
Proceeds from sale of investment	5,368	0	0
Net cash used in investing activities	(152,176)	(135,803)	(117,653)
Cash flows from financing activities
Repayment of affiliated party borrowings	(21,084)	(39,701)	(37,838)
Borrowings from affiliated party	0	85,218	45,537
Offering costs associated with borrowings	0	(682)	0
Borrowings from third party line of credit	0	60,000	35,000
Repayment of third party line of credit	(25,000)	(35,000)	(105,000)
Lease payments	(10,073)	(9,486)	(12,151)
Return of capital	0	(51,591)	0
Share Premium Distribution Paid	(29,498)	0	0
Dividends paid	0	(85,069)	(33,786)
Capital increase expenses	0	(155)	0
Contribution from related party	0	200	0
Proceeds from issuance of common stock in IPO	144,000	0	0
Related party recharge for stock-based compensation	(6,459)	(2,830)	(429)
Settlement of derivative financial instrument	5,079	(16,783)	3,272
Derivative credit support receipts	32,402	243	11,399
Interest paid	(23,551)	(25,383)	(23,783)
IPO Costs	(9,428)	(2,307)	0
Net cash provided by financing activities	56,388	(123,326)	(117,779)
Net (decrease)/increase in cash and cash equivalents	199,626	(11,092)	(8,307)
Cash and cash equivalents at beginning of period	12,124	22,036	29,841
Effects of exchange rate changes	0	1,180	502
Cash and cash equivalents at end of period	211,750	12,124	22,036
Changes in net operating assets and liabilities
Inventories	(1,074)	(37,649)	(9,185)
Trade receivables, net	(5,690)	7,136	(604)
Other receivables, net	509	7,419	(3,637)
Prepaid expenses and other current assets	(3,395)	1,886	(998)
Other assets	(1,332)	(534)	101
Accounts payable	(15,872)	(16,080)	(29,532)
Accrued expenses	(3,636)	3,959	(4,372)
Provisions	(1,959)	(4,934)	3,822
Other liabilities	0	214	(672)
Retirement benefit obligations	1,295	(39)	210
Operating related party activity	4,095	(4,894)	2,541
Changes in net operating assets and liabilities	$ 27,059	$ 43,516	$ 42,326